As filed with the Securities and Exchange Commission on May 28, 2009.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09010

TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 – March 31, 2009

Item 1. Schedule of Investments.

Transamerica Premier Balanced Fund

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.9%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$693	$787
4.50%, due 05/15/2038	1,093	1,276
U.S. Treasury Inflation Indexed Bond, TIPS
1.75%, due 01/15/2028	1,239	1,187
2.50%, due 01/15/2029	1,327	1,437
Total U.S. Government Obligations (cost $4,416)		4,687

U.S. GOVERNMENT AGENCY OBLIGATIONS (21.6%)
Fannie Mae
4.50%, due 07/25/2021	1,770	1,801
5.00%, due 04/25/2034- 09/01/2037	10,298	10,674
5.50%, due 10/01/2036- 11/01/2038	9,764	10,145
5.76%, due 12/01/2036 *	3,654	3,794
Freddie Mac
4.25%, due 10/15/2026	966	973
4.79%, due 03/01/2035 *	1,438	1,466
5.00%, due 02/01/2024- 01/01/2039	18,109	18,739
6.00%, due 12/01/2037	4,228	4,461
Ginnie Mae
4.50%, due 02/20/2037 *	2,454	2,459
Total U.S. Government Agency Obligations (cost $53,093)		54,512

MORTGAGE-BACKED SECURITIES (1.7%)
American Tower Trust
Series 2007-1A, Class AFX
5.42%, due 04/15/2037-144A	1,315	1,137
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, due 11/15/2036-144A	1,778	1,636
Small Business Administration CMBS Trust
Series 2006-1A, Class A
5.31%, due 11/15/2036-144A	1,770	1,620
Total Mortgage-Backed Securities (cost $4,710)		4,393

CORPORATE DEBT SECURITIES (15.3%)
Airlines (0.4%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	638	575
Delta Air Lines, Inc.
7.57%, due 11/18/2010	585	529
Auto Components (0.5%)
Johnson Controls, Inc.
5.25%, due 01/15/2011	1,344	1,303
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
8.20%, due 01/15/2039 -144A	833	817
Building Products (0.5%)
Martin Marietta Materials, Inc.
1.32%, due 04/30/2010*	1,215	1,138
Capital Markets (0.9%)
Bear Stearns Cos., Inc.
7.25%, due 02/01/2018	1,111	1,147
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	1,260	1,033
Commercial Banks (1.1%)
Barclays Bank PLC
7.70%, due 04/25/2018 -144A ¡ Ž	1,090	479
M&I Marshall & Ilsley Bank
1.54%, due 12/04/2012 *	700	523
PNC Bank NA
6.00%, due 12/07/2017	425	390
6.88%, due 04/01/2018	745	726
Wells Fargo Bank NA
5.75%, due 05/16/2016	1,000	852
Construction Materials (0.5%)
Lafarge SA
6.15%, due 07/15/2011	1,335	1,175
Consumer Finance (0.7%)
American Express Credit Corp.
1.92%, due 05/27/2010 *	700	661
Discover Financial Services
1.86%, due 06/11/2010 *	1,173	1,013
Containers & Packaging (0.3%)
Rexam PLC
6.75%, due 06/01/2013 -144A	880	763
Diversified Financial Services (1.0%)
Bank of America Corp.
5.75%, due 12/01/2017	1,385	1,163
General Electric Capital Corp.
6.88%, due 01/10/2039	845	689
Glencore Funding LLC
6.00%, due 04/15/2014 -144A	706	317
Pemex Finance, Ltd.
9.03%, due 02/15/2011	432	443
Energy Equipment & Services (1.0%)
DCP Midstream LLC
9.75%, due 03/15/2019 -144A	628	623
Halliburton Co.
6.15%, due 09/15/2019	1,300	1,321
Weatherford International, Ltd.
7.00%, due 03/15/2038	830	603
Food & Staples Retailing (0.3%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	650	640
Food Products (0.2%)
Michael Foods, Inc.
8.00%, due 11/15/2013	500	445
Hotels, Restaurants & Leisure (0.2%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	715	522
Insurance (0.1%)
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ¡ Ž	460	169
IT Services (0.2%)
Aramark Corp.
8.50%, due 02/01/2015	600	552
Machinery (0.4%)
PACCAR, Inc.
6.88%, due 02/15/2014	940	979
Media (0.6%)
News America Holdings, Inc.
7.75%, due 12/01/2045	480	394
Time Warner Cable, Inc.
6.75%, due 07/01/2018	1,220	1,145
Metals & Mining (1.3%)
Arcelormittal
5.38%, due 06/01/2013	1,380	1,071
BHP Billiton Finance USA, Ltd.
6.50%, due 04/01/2019	1,060	1,074

The notes to the financial statements are an integral part of this report.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Metals & Mining (continued)
Rio Tinto Finance USA, Ltd.
5.88%, due 07/15/2013	$1,285	$1,153
Multi-Utilities (0.5%)
Sempra Energy
9.80%, due 02/15/2019	1,125	1,246
Office Electronics (0.5%)
Xerox Corp.
7.13%, due 06/15/2010	1,195	1,220
Oil, Gas & Consumable Fuels (1.5%)
Energy Transfer Partners, LP
9.70%, due 03/15/2019	805	855
Hess Corp.
8.13%, due 02/15/2019	1,220	1,257
PetroHawk Energy Corp.
9.13%, due 07/15/2013	500	480
Teppco Partners, LP
7.00%, due 06/01/2067 ¡	500	286
Valero Logistics Operations, LP
6.88%, due 07/15/2012	850	822
Pharmaceuticals (0.4%)
Allergan, Inc.
5.75%, due 04/01/2016	925	904
Real Estate Investment Trusts (1.1%)
PPF Funding, Inc.
5.35%, due 04/15/2012 -144A	1,646	1,169
Wea Finance LLC / WCI Finance LLC
5.40%, due 10/01/2012 -144A	1,250	1,039
Weingarten Realty Investors
5.26%, due 05/15/2012	1,000	848
Real Estate Management & Development (0.2%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	537	465
Road & Rail (0.1%)
Hertz Corp.
8.88%, due 01/01/2014	470	285
Specialty Retail (0.5%)
Staples, Inc.
9.75%, due 01/15/2014	1,205	1,261
Total Corporate Debt Securities (cost $43,012)		38,564

	Shares
COMMON STOCKS (59.0%)
Aerospace & Defense (0.9%)
Boeing Co.	65,000	2,313
Air Freight & Logistics (1.7%)
CH Robinson Worldwide, Inc.	82,000	3,740
Expeditors International of Washington, Inc.	20,000	566
Auto Components (2.2%)
BorgWarner, Inc.	140,000	2,842
Johnson Controls, Inc.	220,000	2,640
Biotechnology (2.4%)
Gilead Sciences, Inc. ‡	130,000	6,022
Capital Markets (3.8%)
Charles Schwab Corp.	400,000	6,200
T. Rowe Price Group, Inc.	118,829	3,429
Chemicals (2.2%)
Sigma-Aldrich Corp.	150,000	5,668
Communications Equipment (2.4%)
Qualcomm, Inc.	155,000	6,031
Computers & Peripherals (2.5%)
Apple, Inc. ‡	60,000	6,307
Construction & Engineering (1.0%)
Jacobs Engineering Group, Inc. ‡	64,000	2,474
Diversified Financial Services (1.5%)
JPMorgan Chase & Co.	145,000	3,854
Diversified Telecommunication Services (2.6%)
Verizon Communications, Inc.	220,000	6,644
Electronic Equipment & Instruments (1.0%)
Tyco Electronics, Ltd.	219,000	2,418
Food & Staples Retailing (1.6%)
Wal-Mart Stores, Inc.	75,000	3,908
Health Care Equipment & Supplies (3.1%)
Becton Dickinson & Co.	75,000	5,042
Covidien, Ltd.	50,000	1,662
Varian Medical Systems, Inc. ‡	40,000	1,218
Industrial Conglomerates (1.4%)
General Electric Co.	345,000	3,488
Internet & Catalog Retail (3.0%)
Amazon.com, Inc. ‡	105,000	7,711
Internet Software & Services (2.6%)
Google, Inc. -Class A ‡	19,000	6,613
IT Services (2.1%)
Automatic Data Processing, Inc.	152,000	5,344
Machinery (5.5%)
Caterpillar, Inc.	85,000	2,377
Kennametal, Inc.	350,000	5,674
PACCAR, Inc.	230,000	5,924
Paper & Forest Products (2.0%)
Weyerhaeuser Co.	180,000	4,963
Real Estate Investment Trusts (0.5%)
Plum Creek Timber Co., Inc.	40,000	1,163
Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	60,000	3,609
Semiconductors & Semiconductor Equipment (2.3%)
Intel Corp.	380,000	5,719
Software (7.6%)
Adobe Systems, Inc. ‡	255,000	5,455
Intuit, Inc. ‡	135,000	3,645
Oracle Corp. ‡	340,000	6,145
Salesforce.com, Inc. ‡	110,000	3,600
Trading Companies & Distributors (1.7%)
WW Grainger, Inc.	60,000	4,211
Total Common Stocks (cost $189,507)		148,619

	Principal
REPURCHASE AGREEMENT (0.1%)
State Street Repurchase Agreement
0.01%, dated 03/31/2009, to be repurchased at $167 on 04/01/2009 •	$167	167
Total Repurchase Agreement (cost $167)		167

Total Investment Securities (cost $294,905) #		$250,942

The notes to the financial statements are an integral part of this report.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 03/31/2009.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $171.
#

Aggregate cost for federal income tax purposes is $294,905. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,542 and $52,505, respectively. Net unrealized depreciation for tax purposes is $43,963.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $9,769, or 3.88%, of the Fund’s net assets.

CMBS	Commercial Mortgage-Backed Securities
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
TIPS	Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$148,618	$102,324	$—	$250,942

The notes to the financial statements are an integral part of this report.

Transamerica Premier Cash Reserve Fund

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (94.1%)
Chemicals (1.5%)
Ecolab, Inc.
0.55%, due 06/05/2009 - 144A	$1,000	$999
Commercial Banks (27.4%)
Bank of Scotland PLC
1.24%, due 06/10/2009	3,200	3,200
Barclays U.S. Funding Corp.
1.12%, due 04/20/2009	1,400	1,399
1.34%, due 05/11/2009	1,500	1,498
1.35%, due 05/06/2009	400	399
Rabobank Nederland
0.55%, due 04/23/2009	2,000	2,000
Royal Bank of Scotland PLC
1.28%, due 05/04/2009	3,300	3,297
State Street Corp.
0.51%, due 04/17/2009	550	550
0.55%, due 04/15/2009	2,600	2,599
UBS Finance Delaware LLC
0.53%, due 04/29/2009	1,150	1,150
1.65%, due 04/17/2009	2,100	2,099
Computers & Peripherals (3.3%)
Hewlett-Packard Co.
0.32%, due 04/02/2009 - 144A	2,200	2,200
Consumer Finance (4.8%)
American Express Credit Corp.
0.40%, due 04/01/2009	3,200	3,200
Diversified Financial Services (38.9%)
Alpine Securitization
0.45%, due 04/02/2009 - 144A	1,100	1,100
0.50%, due 05/11/2009 - 144A	1,700	1,699
American Honda Finance Corp.
0.50%, due 04/08/2009	800	800
0.65%, due 04/03/2009 - 04/06/2009	1,200	1,200
0.67%, due 04/22/2009	1,200	1,200
CAFCO LLC
0.75%, due 04/22/2009 - 144A	1,800	1,799
0.85%, due 05/22/2009 - 144A	1,400	1,398
Citigroup Funding, Inc.
0.30%, due 05/04/2009	850	850
MetLife Funding, Inc.
0.40%, due 04/16/2009	1,300	1,300
MetLife Short Term Funding LLC
0.93%, due 05/07/2009 - 144A	1,900	1,898
Old Line Funding LLC
0.42%, due 04/20/2009 - 144A	1,200	1,200
0.60%, due 07/15/2009 - 144A	1,725	1,722
PACCAR Financial Corp.
0.45%, due 06/15/2009	3,200	3,197
Rabobank USA Financial Corp.
0.70%, due 05/11/2009	950	949
Ranger Funding Co. LLC
0.42%, due 04/07/2009 - 144A	1,300	1,300
Toyota Motor Credit Corp.
1.45%, due 04/16/2009	1,000	999
Unilever Capital Corp.
0.75%, due 04/21/2009 - 144A	3,200	3,198
Food Products (4.8%)
Nestle Capital Corp.
0.32%, due 06/16/2009 - 144A	3,200	3,197
Foreign Government Obligation (5.1%)
Province of Ontario Canada
0.34%, due 06/05/2009	1,400	1,399
Province of Quebec Canada
0.29%, due 04/22/2009 - 144A	1,100	1,100
0.32%, due 05/05/2009 - 144A	850	850
Health Care Equipment & Supplies (4.5%)
Medtronic, Inc.
0.30%, due 04/24/2009 - 144A	1,350	1,350
0.32%, due 04/08/2009 - 144A	1,650	1,650
Industrial Conglomerates (2.3%)
General Electric Co.
0.32%, due 06/01/2009	1,550	1,549
Software (1.5%)
Microsoft Corp.
0.18%, due 06/16/2009 - 144A	980	980
Total Commercial Paper (cost $62,474)		62,474

CORPORATE DEBT SECURITIES (6.3%)
Diversified Financial Services (6.3%)
Bank of America Corp. *
1.33%, due 06/12/2009	1,000	999
IBM International Group Capital LLC *
1.52%, due 07/29/2009	3,200	3,204
Total Corporate Debt Securities (cost $4,203)		4,203

Total Investment Securities (cost $66,677) #		$66,677

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2009.
#	Aggregate cost for federal income tax purposes is $66,677.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $27,640, or 41.63%, of the Fund’s net assets.

LLC	Limited Liability Company
PLC	Public Limited Company

The notes to the financial statements are an integral part of this report.

1

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$—	$66,677	$—	$66,677

The notes to the financial statements are an integral part of this report.

2

Transamerica Premier Diversified Equity Fund

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.3%)
Aerospace & Defense (4.9%)
Boeing Co.	22,500	$801
Lockheed Martin Corp.	40,000	2,761
Precision Castparts Corp.	90,000	5,391
Air Freight & Logistics (1.9%)
CH Robinson Worldwide, Inc.	40,000	1,824
Expeditors International of Washington, Inc.	58,000	1,641
Auto Components (4.4%)
BorgWarner, Inc.	200,000	4,060
Johnson Controls, Inc.	330,000	3,960
Beverages (1.1%)
PepsiCo, Inc.	40,000	2,059
Capital Markets (8.1%)
BlackRock, Inc. -Class A	34,000	4,421
Charles Schwab Corp.	410,000	6,355
T. Rowe Price Group, Inc.	140,000	4,040
Chemicals (6.7%)
Ecolab, Inc.	128,000	4,445
Monsanto Co.	30,000	2,493
Sigma-Aldrich Corp.	135,000	5,102
Communications Equipment (1.9%)
Qualcomm, Inc.	90,000	3,502
Computers & Peripherals (7.0%)
Apple, Inc. ‡	62,000	6,517
Hewlett-Packard Co.	195,000	6,252
Construction & Engineering (1.8%)
Jacobs Engineering Group, Inc. ‡	85,000	3,286
Diversified Financial Services (3.2%)
Bank of America Corp.	180,495	1,231
JPMorgan Chase & Co.	170,000	4,519
Diversified Telecommunication Services (4.2%)
Verizon Communications, Inc.	255,000	7,701
Electronic Equipment & Instruments (1.4%)
Tyco Electronics, Ltd.	230,000	2,539
Energy Equipment & Services (0.7%)
Schlumberger, Ltd.	30,000	1,219
Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	78,000	3,613
Health Care Equipment & Supplies (3.8%)
Becton Dickinson & Co.	75,000	5,043
Covidien, Ltd.	55,000	1,828
Internet & Catalog Retail (4.2%)
Amazon.com, Inc. ‡	105,000	7,711
Internet Software & Services (2.5%)
Google, Inc. -Class A ‡	13,000	4,525
Leisure Equipment & Products (1.0%)
Hasbro, Inc.	70,000	1,755
Machinery (7.4%)
Caterpillar, Inc.	70,000	1,957
Donaldson Co., Inc.	100,000	2,684
Kennametal, Inc.	320,000	5,188
PACCAR, Inc.	135,000	3,478
Media (2.0%)
Walt Disney Co.	200,000	3,632
Oil, Gas & Consumable Fuels (1.0%)
Anadarko Petroleum Corp.	49,000	1,905
Paper & Forest Products (2.4%)
Weyerhaeuser Co.	160,000	4,411
Real Estate Investment Trusts (2.1%)
Plum Creek Timber Co., Inc.	130,000	3,779
Road & Rail (1.8%)
Burlington Northern Santa Fe Corp.	55,000	3,308
Semiconductors & Semiconductor Equipment (2.1%)
Intel Corp.	255,000	3,838
Software (9.7%)
Activision Blizzard, Inc. ‡	160,000	1,674
Adobe Systems, Inc. ‡	238,000	5,092
Intuit, Inc. ‡	131,720	3,556
Oracle Corp. ‡	190,000	3,433
Salesforce.com, Inc. ‡	113,000	3,698
Textiles, Apparel & Luxury Goods (2.6%)
Nike, Inc. -Class B	100,000	4,689
Trading Companies & Distributors (2.4%)
WW Grainger, Inc.	62,000	4,351
Total Common Stocks (cost $230,752)		171,267

	Principal
REPURCHASE AGREEMENT (5.7%)
State Street Repurchase Agreement
0.01%, dated 03/31/2009, to be repurchased at $10,301 on 04/01/2009 •	$10,301	10,301
Total Repurchase Agreement (cost $10,301)		10,301

Total Investment Securities (cost $241,053) #		$181,568

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $10,740.
#

Aggregate cost for federal income tax purposes is $241,053. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,038 and $63,523, respectively. Net unrealized depreciation for tax purposes is $59,485.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$171,267	$10,301	$—	$181,568

The notes to the financial statements are an integral part of this report.

1

Transamerica Premier Equity Fund

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
Aerospace & Defense (4.6%)
Boeing Co.	139,000	$4,946
Raytheon Co.	385,000	14,993
Air Freight & Logistics (2.0%)
Expeditors International of Washington, Inc.	315,000	8,911
Auto Components (4.7%)
BorgWarner, Inc.	467,000	9,480
Johnson Controls, Inc.	920,000	11,040
Biotechnology (5.6%)
Gilead Sciences, Inc. ‡	530,000	24,550
Capital Markets (5.4%)
Charles Schwab Corp.	810,115	12,556
T. Rowe Price Group, Inc.	373,000	10,765
Chemicals (11.6%)
Ecolab, Inc.	220,000	7,641
Praxair, Inc.	380,000	25,570
Sigma-Aldrich Corp.	465,000	17,572
Commercial Banks (2.3%)
Wells Fargo & Co.	720,000	10,253
Communications Equipment (8.2%)
Cisco Systems, Inc. ‡	615,000	10,314
Qualcomm, Inc.	660,000	25,680
Computers & Peripherals (9.6%)
Apple, Inc. ‡	250,000	26,280
Hewlett-Packard Co.	135,000	4,328
International Business Machines Corp.	116,000	11,239
Construction & Engineering (2.1%)
Jacobs Engineering Group, Inc. ‡	240,000	9,278
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	470,000	11,844
Electrical Equipment (1.9%)
Emerson Electric Co.	287,000	8,202
Electronic Equipment & Instruments (1.1%)
Tyco Electronics, Ltd.	454,485	5,018
Food & Staples Retailing (2.0%)
Wal-Mart Stores, Inc.	169,000	8,805
Health Care Equipment & Supplies (6.0%)
Becton Dickinson & Co.	260,000	17,482
Varian Medical Systems, Inc. ‡	275,105	8,374
Industrial Conglomerates (2.5%)
General Electric Co.	1,080,000	10,919
Internet & Catalog Retail (7.5%)
Amazon.com, Inc. ‡	450,000	33,048
Internet Software & Services (4.8%)
Google, Inc. -Class A ‡	60,000	20,884
IT Services (2.3%)
Automatic Data Processing, Inc.	286,490	10,073
Machinery (4.0%)
Caterpillar, Inc.	217,085	6,070
PACCAR, Inc.	435,000	11,205
Media (2.0%)
Walt Disney Co.	470,000	8,535
Pharmaceuticals (2.6%)
Allergan, Inc.	109,000	5,206
Teva Pharmaceutical Industries, Ltd. ADR	140,000	6,307
Road & Rail (2.6%)
Union Pacific Corp.	280,000	11,511
Total Common Stocks (cost $585,829)		428,879

	Principal
REPURCHASE AGREEMENT (1.8%)
State Street Repurchase Agreement
0.01%, dated 03/31/2009, to be repurchased at $7,824 on 04/01/2009 •	$7,824	7,824
Total Repurchase Agreement (cost $7,824)		7,824

Total Investment Securities (cost $593,653) #		$436,703

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/04/2009, and with a market value plus accrued interest of $7,998.
#

Aggregate cost for federal income tax purposes is $593,653. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,860 and $166,810, respectively. Net unrealized depreciation for tax purposes is $156,950.

DEFINITION:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$428,879	$7,824	$—	$436,703

The notes to the financial statements are an integral part of this report.

1

Transamerica Premier Focus Fund

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (76.2%)
Air Freight & Logistics (3.2%)
CH Robinson Worldwide, Inc.	34,500	$1,574
Beverages (0.9%)
Cia de Bebidas das Americas ADR	10,000	478
Biotechnology (1.5%)
Gilead Sciences, Inc. ‡	16,400	760
Chemicals (1.6%)
Praxair, Inc.	12,150	818
Commercial Banks (0.9%)
Wintrust Financial Corp.	35,800	440
Commercial Services & Supplies (2.0%)
Ritchie Bros. Auctioneers, Inc.	55,000	1,022
Communications Equipment (9.0%)
F5 Networks, Inc. ‡	23,800	499
Polycom, Inc. ‡	33,400	513
Qualcomm, Inc.	91,815	3,572
Computers & Peripherals (6.6%)
Apple, Inc. ‡	26,100	2,743
Palm, Inc. ‡	70,000	603
Diversified Consumer Services (5.5%)
Strayer Education, Inc.	15,535	2,794
Diversified Financial Services (4.8%)
JPMorgan Chase & Co.	92,250	2,452
Electronic Equipment & Instruments (2.7%)
FLIR Systems, Inc. ‡	39,000	799
Itron, Inc. ‡	12,120	574
Health Care Equipment & Supplies (3.2%)
Covidien, Ltd.	48,500	1,612
Health Care Providers & Services (0.8%)
Nighthawk Radiology Holdings, Inc. ‡	158,930	429
Hotels, Restaurants & Leisure (1.5%)
Peet’s Coffee & Tea, Inc. ‡	34,000	735
Internet & Catalog Retail (6.5%)
Amazon.com, Inc. ‡	37,105	2,725
priceline.com, Inc. ‡	7,300	575
Internet Software & Services (5.6%)
Google, Inc. -Class A ‡	6,900	2,402
Valueclick, Inc. ‡	52,045	443
Leisure Equipment & Products (1.4%)
Hasbro, Inc.	28,500	714
Machinery (1.3%)
PACCAR, Inc.	26,400	680
Oil, Gas & Consumable Fuels (2.7%)
Petroleo Brasileiro SA ADR	20,600	628
Petroleo Brasileiro SA -Class A ADR	29,300	718
Pharmaceuticals (2.9%)
Allergan, Inc.	30,300	1,447
Real Estate Investment Trusts (1.2%)
Host Hotels & Resorts, Inc.	150,406	590
Road & Rail (2.7%)
Kansas City Southern ‡	29,660	377
Landstar System, Inc.	29,420	985
Software (3.7%)
Informatica Corp. ‡	86,800	1,151
Macrovision Solutions Corp. ‡	40,120	714
Textiles, Apparel & Luxury Goods (1.7%)
Nike, Inc. -Class B	18,700	877
Wireless Telecommunication Services (2.3%)
Sprint Nextel Corp. ‡	330,000	1,178
Total Common Stocks (cost $45,000)		38,621

	Principal
REPURCHASE AGREEMENT (23.8%)
State Street Repurchase Agreement
0.01%, dated 03/31/2009, to be repurchased at $12,053 on 04/01/2009 •	$12,053	12,053
Total Repurchase Agreement (cost $12,053)		12,053

Total Investment Securities (cost $57,053) #		$50,674

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 08/06/2009, and with a market value plus accrued interest of $12,489.
#

Aggregate cost for federal income tax purposes is $57,053. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,899 and $9,278, respectively. Net unrealized depreciation for tax purposes is $6,379.

DEFINITION:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$38,621	$12,053	$—	$50,674

The notes to the financial statements are an integral part of this report.

1

Transamerica Premier Growth Opportunities Fund

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.3%)
Aerospace & Defense (4.2%)
Precision Castparts Corp.	41,000	$2,456
Rockwell Collins, Inc.	16,700	545
Air Freight & Logistics (4.5%)
CH Robinson Worldwide, Inc.	70,800	3,229
Auto Components (3.6%)
BorgWarner, Inc.	104,600	2,124
Johnson Controls, Inc.	38,700	464
Building Products (1.4%)
Martin Marietta Materials, Inc.	12,200	967
Capital Markets (6.3%)
Greenhill & Co., Inc.	33,895	2,503
T. Rowe Price Group, Inc.	70,557	2,036
Chemicals (1.7%)
Ecolab, Inc.	35,800	1,244
Commercial Banks (0.6%)
Cullen/Frost Bankers, Inc.	8,800	413
Communications Equipment (3.6%)
Juniper Networks, Inc. ‡	45,100	679
Polycom, Inc. ‡	123,900	1,907
Construction & Engineering (1.4%)
Jacobs Engineering Group, Inc. ‡	25,700	994
Diversified Consumer Services (2.4%)
Strayer Education, Inc.	9,700	1,745
Diversified Financial Services (1.2%)
CME Group, Inc. -Class A	3,400	838
Electrical Equipment (1.7%)
Cooper Industries, Ltd. -Class A	47,965	1,240
Electronic Equipment & Instruments (1.4%)
FLIR Systems, Inc. ‡	47,500	973
Health Care Equipment & Supplies (3.1%)
Idexx Laboratories, Inc. ‡	33,000	1,141
Intuitive Surgical, Inc. ‡	8,250	787
Varian Medical Systems, Inc. ‡	10,600	323
Health Care Technology (1.1%)
Cerner Corp. ‡	17,800	783
Hotels, Restaurants & Leisure (1.7%)
Burger King Holdings, Inc.	53,900	1,237
Leisure Equipment & Products (2.3%)
Hasbro, Inc.	65,200	1,635
Life Sciences Tools & Services (4.0%)
Covance, Inc. ‡	23,700	844
Techne Corp.	36,400	1,992
Machinery (7.6%)
Donaldson Co., Inc.	40,700	1,092
Kennametal, Inc.	128,100	2,077
PACCAR, Inc.	86,500	2,229
Multiline Retail (0.8%)
Nordstrom, Inc.	33,300	558
Oil, Gas & Consumable Fuels (1.3%)
Range Resources Corp.	22,600	930
Pharmaceuticals (3.1%)
Allergan, Inc.	47,100	2,249
Professional Services (1.8%)
FTI Consulting, Inc. ‡	26,000	1,286
Real Estate Investment Trusts (3.4%)
Plum Creek Timber Co., Inc.	83,200	2,419
Software (17.8%)
Activision Blizzard, Inc. ‡	271,000	2,835
Adobe Systems, Inc. ‡	94,300	2,017
Informatica Corp. ‡	97,500	1,293
Intuit, Inc. ‡	130,300	3,518
Macrovision Solutions Corp.‡	32,000	569
Quality Systems, Inc.	16,000	724
Salesforce.com, Inc. ‡	54,300	1,777
Specialty Retail (6.0%)
Gap, Inc.	126,900	1,648
Guess, Inc.	124,400	2,622
Textiles, Apparel & Luxury Goods (1.9%)
Carter’s, Inc. ‡	73,600	1,384
Trading Companies & Distributors (5.4%)
WW Grainger, Inc.	55,222	3,875
Total Common Stocks (cost $85,464)		68,201

	Principal
REPURCHASE AGREEMENT (4.9%)
State Street Repurchase Agreement
0.01%, dated 03/31/2009, to be repurchased at $3,518 on 04/01/2009 •	$3,518	3,518
Total Repurchase Agreement (cost $3,518)		3,518

Total Investment Securities (cost $88,982) #		$71,719

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $3,589.
#

Aggregate cost for federal income tax purposes is $88,982. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,438 and $18,701, respectively. Net unrealized depreciation for tax purposes is $17,263.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$68,201	$3,518	$—	$71,719

The notes to the financial statements are an integral part of this report.

1

Transamerica Premier High Yield Bond Fund

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (83.4%)
Aerospace & Defense (1.4%)
Transdigm, Inc.
7.75%, due 07/15/2014	$750	$699
Auto Components (0.1%)
Tenneco, Inc.
8.13%, due 11/15/2015	270	54
Beverages (0.7%)
Beverages & More, Inc.
9.25%, due 03/01/2012 -144A	500	340
Biotechnology (1.9%)
FMC Finance III SA
6.88%, due 07/15/2017	1,000	978
Chemicals (0.1%)
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014 Ђ	230	68
Commercial Services & Supplies (1.9%)
Iron Mountain, Inc.
7.75%, due 01/15/2015	1,000	988
Construction Materials (1.5%)
Texas Industries, Inc.
7.25%, due 07/15/2013	1,000	755
Consumer Finance (1.2%)
Cardtronics, Inc.
9.25%, due 08/15/2013 Ђ	1,000	640
Containers & Packaging (2.6%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014	1,000	645
Graphic Packaging International, Inc.
9.50%, due 08/15/2013	1,000	715
Diversified Consumer Services (1.8%)
Education Management LLC
8.75%, due 06/01/2014	1,000	945
Diversified Financial Services (8.5%)
CDX North America High Yield
8.88%, due 06/29/2013 -144A	3,760	2,989
Icahn Enterprises, LP
8.13%, due 06/01/2012	1,000	850
Sensus Metering Systems, Inc.
8.63%, due 12/15/2013	600	503
Diversified Telecommunication Services (3.7%)
Intelsat Jackson Holdings, Ltd.
11.25%, due 06/15/2016	1,000	970
Sprint Capital Corp.
7.63%, due 01/30/2011	1,000	925
Electric Utilities (0.9%)
Energy Future Holdings Corp.
10.88%, due 11/01/2017	725	468
Electrical Equipment (1.6%)
Belden, Inc.
7.00%, due 03/15/2017	1,000	820
Energy Equipment & Services (0.9%)
Seitel, Inc.
9.75%, due 02/15/2014	1,000	443
Food & Staples Retailing (3.8%)
New Albertsons, Inc.
7.25%, due 05/01/2013	1,000	970
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	1,000	985
Food Products (1.7%)
Michael Foods, Inc.
8.00%, due 11/15/2013	1,000	890
Health Care Equipment & Supplies (1.0%)
Biomet, Inc.
10.00%, due 10/15/2017	500	495
Health Care Providers & Services (3.6%)
Community Health Systems, Inc.
8.88%, due 07/15/2015	1,000	945
HCA, Inc.
9.88%, due 02/15/2017 -144A	1,000	945
Hotels, Restaurants & Leisure (3.3%)
Carrols Corp.
9.00%, due 01/15/2013	1,000	860
Pokagon Gaming Authority
10.38%, due 06/15/2014 -144A	250	208
Royal Caribbean Cruises, Ltd.
7.00%, due 06/15/2013	1,000	561
Station Casinos, Inc.
6.63%, due 03/15/2018 Џ	1,000	50
Household Products (0.5%)
Sealy Mattress Co.
8.25%, due 06/15/2014	750	276
Independent Power Producers & Energy Traders (1.7%)
AES Corp.
8.00%, due 10/15/2017	1,000	857
Industrial Conglomerates (1.6%)
Susser Holdings LLC
10.63%, due 12/15/2013	852	826
Machinery (2.6%)
Polypore, Inc.
8.75%, due 05/15/2012	800	584
Titan International, Inc.
8.00%, due 01/15/2012	1,000	780
Media (3.4%)
Kabel Deutschland GmbH
10.63%, due 07/01/2014	1,000	1,010
Lamar Media Corp.
6.63%, due 08/15/2015	1,000	730
Metals & Mining (5.0%)
Algoma Acquisition Corp.
9.88%, due 06/15/2015 -144A	1,000	385
Freeport-McMoRan Copper & Gold, Inc.
8.38%, due 04/01/2017	1,000	935
Steel Dynamics, Inc.
7.38%, due 11/01/2012	650	507
Teck Cominco, Ltd.
6.13%, due 10/01/2035	1,500	735
Oil, Gas & Consumable Fuels (12.0%)
Chesapeake Energy Corp.
9.50%, due 02/15/2015	1,250	1,215
Denbury Resources, Inc.
9.75%, due 03/01/2016	500	483
Dynegy Holdings, Inc.
7.75%, due 06/01/2019	1,000	650
Enterprise Products Operating, LP
8.38%, due 08/01/2066 ■	1,000	670
Forest Oil Corp.
8.50%, due 02/15/2014 -144A	500	464
Inergy, LP/Inergy Finance Corp.
8.75%, due 03/01/2015 -144A	250	241
Markwest Energy Finance Corp.
8.50%, due 07/15/2016	1,000	715

The notes to the financial statements are an integral part of this report.

1

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Opti Canada, Inc
8.25%, due 12/15/2014	$1,000	$448
PetroHawk Energy Corp.
9.13%, due 07/15/2013	1,000	959
Petroleum Development Corp.
12.00%, due 02/15/2018	500	330
Paper & Forest Products (0.9%)
Exopack Holding, Inc.
11.25%, due 02/01/2014	1,000	455
Professional Services (1.5%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	750	748
Real Estate Investment Trusts (1.4%)
Host Hotels & Resorts, Inc.
6.38%, due 03/15/2015	1,000	740
Road & Rail (4.2%)
Hertz Corp.
10.50%, due 01/01/2016	1,000	435
Kansas City Southern de Mexico SA de CV
7.63%, due 12/01/2013	1,000	810
12.50%, due 04/01/2016 -144A	1,000	948
Software (1.1%)
First Data Corp.
9.88%, due 09/24/2015	1,000	585
Specialty Retail (5.3%)
Group 1 Automotive, Inc.
8.25%, due 08/15/2013	1,000	769
Michaels Stores, Inc.
11.38%, due 11/01/2016	1,450	537
Penske Auto Group, Inc.
7.75%, due 12/15/2016	1,000	500
Sally Holdings LLC
9.25%, due 11/15/2014	1,000	947
Total Corporate Debt Securities (cost $52,013)		42,978

	Shares
CONVERTIBLE PREFERRED STOCK (0.2%)
Road & Rail (0.2%)
Kansas City Southern 5.13%	210	119
Total Convertible Preferred Stock (cost $179)		119

	Principal
CONVERTIBLE BONDS (4.0%)
Auto Components (1.0%)
Johnson Controls, Inc.
6.50%, due 09/30/2012	$400	504
Diversified Telecommunication Services (1.4%)
Lucent Technologies, Inc.
2.88%, due 06/15/2023	850	742
Software (0.8%)
Symantec Corp.
0.75%, due 06/15/2011	400	394
Wireless Telecommunication Services (0.8%)
SBA Communications Corp.
1.88%, due 05/01/2013 -144A	500	400
Total Convertible Bonds (cost $1,992)		2,040

REPURCHASE AGREEMENT (16.2%)
State Street Repurchase Agreement
0.01%, dated 03/31/2009, to be repurchased at $8,376 on 04/01/2009 •	8,376	8,376
Total Repurchase Agreement (cost $8,376)		8,376

Total Investment Securities (cost $62,560) #		$53,513

NOTES TO SCHEDULE OF INVESTMENTS:

Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
Џ	In default.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 03/31/2009.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/04/2009, and with a market value plus accrued interest of $8,747.
#

Aggregate cost for federal income tax purposes is $62,560. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $306 and $9,353, respectively. Net unrealized depreciation for tax purposes is $9,047.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $6,920, or 13.42%, of the Fund’s net assets.

LLC	Limited Liability Company
LP	Limited Partnership

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$119	$53,394	$—	$53,513

The notes to the financial statements are an integral part of this report.

2

Transamerica Premier Institutional Bond Fund

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (9.2%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$13	$15
4.50%, due 05/15/2038	14	16
U.S. Treasury Inflation Indexed Bond
1.75%, due 01/15/2028	10	10
2.50%, due 01/15/2029	15	16
U.S. Treasury Inflation Indexed Note
1.38%, due 07/15/2018	10	10
U.S. Treasury Note
1.88%, due 02/28/2014	12	12
2.75%, due 02/15/2019	21	21
3.75%, due 11/15/2018	4	4
Total U.S. Government Obligations (cost $101)		104

U.S. GOVERNMENT AGENCY OBLIGATIONS (50.5%)
Fannie Mae
4.72%, due 10/01/2035 *	24	24
5.00%, due 08/01/2035 - 03/01/2036	96	98
5.50%, due 03/01/2018 - 01/01/2038	108	112
6.00%, due 08/01/2036 - 12/01/2037	58	61
Freddie Mac
4.00%, due 10/15/2029	24	24
4.25%, due 10/15/2026	11	11
4.82%, due 06/01/2035 *	25	25
5.00%, due 06/01/2021 - 01/01/2039	138	143
5.50%, due 11/01/2018	10	11
5.53%, due 09/01/2037 *	25	26
6.00%, due 01/01/2037	34	35
Total U.S. Government Agency Obligations (cost $554)		570

MORTGAGE-BACKED SECURITIES (4.7%)
American Tower Trust
Series 2007-1A, Class C
5.62%, due 04/15/2037 -144A	25	21
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, due 11/15/2036 -144A	10	9
Small Business Administration CMBS Trust
Series 2006-1A, Class A
5.31%, due 11/15/2036 -144A	25	23
Total Mortgage-Backed Securities (cost $57)		53

CORPORATE DEBT SECURITIES (35.3%)
Aerospace & Defense (1.1%)
Boeing Co.
8.75%, due 08/15/2021	10	12
Airlines (0.9%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	6	5
Delta Air Lines, Inc.
7.57%, due 11/18/2010	5	5
Auto Components (1.2%)
Johnson Controls, Inc.
5.25%, due 01/15/2011	13	13
Automobiles (0.9%)
Daimler Finance North America LLC
8.00%, due 06/15/2010	10	10
Beverages (1.1%)
Anheuser-Busch InBev Worldwide, Inc.
8.20%, due 01/15/2039 -144A	8	8
Bacardi, Ltd.
7.45%, due 04/01/2014 -144A	5	5
Building Products (1.0%)
Martin Marietta Materials, Inc.
1.32%, due 04/30/2010 *	13	12
Capital Markets (2.3%)
Bear Stearns Cos., Inc.
7.25%, due 02/01/2018	11	11
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	10	8
Xstrata Finance Dubai, Ltd.
1.58%, due 11/13/2009 -144A *	7	7
Chemicals (0.9%)
Lubrizol Corp.
8.88%, due 02/01/2019	10	10
Commercial Banks (2.9%)
American Express Bank FSB
0.61%, due 10/20/2009 *	10	10
Barclays Bank PLC
7.70%, due 04/25/2018 -144A ■ Ž	10	4
PNC Bank NA
6.88%, due 04/01/2018	10	10
Wells Fargo Bank NA
4.75%, due 02/09/2015	10	9
Construction Materials (1.3%)
Lafarge SA
6.15%, due 07/15/2011	13	11
Texas Industries, Inc.
7.25%, due 07/15/2013	5	4
Consumer Finance (0.7%)
Discover Financial Services
1.86%, due 06/11/2010 *	9	8
Diversified Financial Services (1.9%)
Bank of America Corp.
5.75%, due 12/01/2017	14	11
General Electric Capital Corp.
6.88%, due 01/10/2039	8	7
Glencore Funding LLC
6.00%, due 04/15/2014 -144A	9	4
Energy Equipment & Services (2.2%)
DCP Midstream LLC
9.75%, due 03/15/2019 -144A	6	6
Halliburton Co.
6.15%, due 09/15/2019	13	13
Weatherford International, Ltd.
7.00%, due 03/15/2038	8	6
Food & Staples Retailing (0.4%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	5	5
Food Products (0.4%)
Michael Foods, Inc.
8.00%, due 11/15/2013	5	4
Insurance (1.1%)
Berkshire Hathaway Finance Corp.
4.00%, due 04/15/2012 -144A	10	10
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ■ Ž	5	2
IT Services (0.4%)
Aramark Corp.
8.50%, due 02/01/2015	5	5
Machinery (0.9%)
PACCAR, Inc.
6.88%, due 02/15/2014	10	10

The notes to the financial statements are an integral part of this report.

1

	Principal	Value
Media (0.8%)
Time Warner Cable, Inc.
6.75%, due 07/01/2018	$10	$9
Metals & Mining (3.0%)
Arcelormittal
5.38%, due 06/01/2013	15	12
BHP Billiton Finance USA, Ltd.
6.50%, due 04/01/2019	11	11
Rio Tinto Finance USA, Ltd.
5.88%, due 07/15/2013	12	11
Multi-Utilities (1.0%)
Sempra Energy
9.80%, due 02/15/2019	10	11
Office Electronics (0.8%)
Xerox Corp.
7.13%, due 06/15/2010	9	9
Oil, Gas & Consumable Fuels (2.3%)
Energy Transfer Partners, LP
9.70%, due 03/15/2019	8	8
Hess Corp.
8.13%, due 02/15/2019	12	13
PetroHawk Energy Corp.
9.13%, due 07/15/2013	5	5
Paper & Forest Products (0.9%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	10	10
Real Estate Investment Trusts (2.7%)
BRE Properties, Inc.
5.75%, due 09/01/2009	10	10
Host Hotels & Resorts, Inc.
7.13%, due 11/01/2013	5	4
PPF Funding, Inc.
5.35%, due 04/15/2012 -144A	10	7
Wea Finance LLC / WCI Finance LLC
5.40%, due 10/01/2012 -144A	11	9
Real Estate Management & Development (0.8%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	10	9
Road & Rail (0.3%)
Hertz Corp.
8.88%, due 01/01/2014	5	3
Specialty Retail (1.1%)
Staples, Inc.
9.75%, due 01/15/2014	12	13
Total Corporate Debt Securities (cost $432)		399

REPURCHASE AGREEMENT (0.4%)
State Street Repurchase Agreement
0.01%, dated 03/31/2009, to be repurchased at $5 on 04/01/2009 •	5	5
Total Repurchase Agreement (cost $5)		5

Total Investment Securities (cost $1,149) #		$1,131

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 03/31/2009.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $5.
#

Aggregate cost for federal income tax purposes is $1,149. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24 and $42, respectively. Net unrealized depreciation for tax purposes is $18.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2009, these securities aggregated $115, or 10.17%, of the Fund’s net assets.

CMBS	Commercial Mortgage-Backed Securities
FSB	Full-Service Bank
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$—	$1,131	$—	$1,131

The notes to the financial statements are an integral part of this report.

2

Transamerica Premier Institutional Diversified Equity Fund

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Aerospace & Defense (5.1%)
Boeing Co.	50	$2
Lockheed Martin Corp.	85	6
Precision Castparts Corp.	210	12
Air Freight & Logistics (2.0%)
CH Robinson Worldwide, Inc.	90	4
Expeditors International of Washington, Inc.	130	4
Auto Components (4.9%)
BorgWarner, Inc.	500	10
Johnson Controls, Inc.	720	9
Beverages (1.3%)
PepsiCo, Inc.	100	5
Capital Markets (7.5%)
BlackRock, Inc. -Class A	80	10
Charles Schwab Corp.	900	14
T. Rowe Price Group, Inc.	200	6
Chemicals (6.8%)
Ecolab, Inc.	290	10
Monsanto Co.	70	6
Sigma-Aldrich Corp.	310	11
Communications Equipment (2.0%)
Qualcomm, Inc.	210	8
Computers & Peripherals (7.6%)
Apple, Inc. ‡	150	16
Hewlett-Packard Co.	450	14
Construction & Engineering (2.0%)
Jacobs Engineering Group, Inc. ‡	200	8
Diversified Financial Services (3.3%)
Bank of America Corp.	403	3
JPMorgan Chase & Co.	370	10
Diversified Telecommunication Services (4.5%)
Verizon Communications, Inc.	600	18
Electronic Equipment & Instruments (1.5%)
Tyco Electronics, Ltd.	520	6
Energy Equipment & Services (0.8%)
Schlumberger, Ltd.	75	3
Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	170	8
Health Care Equipment & Supplies (4.0%)
Becton Dickinson & Co.	175	12
Covidien, Ltd.	130	4
Internet & Catalog Retail (4.5%)
Amazon.com, Inc. ‡	240	18
Internet Software & Services (2.5%)
Google, Inc. -Class A ‡	30	10
Leisure Equipment & Products (1.0%)
Hasbro, Inc.	160	4
Machinery (7.4%)
Caterpillar, Inc.	160	4
Donaldson Co., Inc.	240	6
Kennametal, Inc.	720	12
PACCAR, Inc.	290	7
Media (2.0%)
Walt Disney Co.	430	8
Oil, Gas & Consumable Fuels (1.2%)
Anadarko Petroleum Corp.	115	5
Paper & Forest Products (2.5%)
Weyerhaeuser Co.	350	10
Real Estate Investment Trusts (2.3%)
Plum Creek Timber Co., Inc.	320	9
Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	125	8
Semiconductors & Semiconductor Equipment (2.0%)
Intel Corp.	500	8
Software (10.0%)
Activision Blizzard, Inc. ‡	400	4
Adobe Systems, Inc. ‡	515	11
Intuit, Inc. ‡	290	8
Oracle Corp. ‡	400	7
Salesforce.com, Inc. ‡	260	9
Textiles, Apparel & Luxury Goods (2.3%)
Nike, Inc. -Class B	200	9
Trading Companies & Distributors (1.8%)
WW Grainger, Inc.	100	7
Total Common Stocks (cost $501)		383

	Principal
REPURCHASE AGREEMENT (2.0%)
State Street Repurchase Agreement
0.01%, dated 03/31/2009, to be repurchased at $8 on 04/01/2009 •	$8	8
Total Repurchase Agreement (cost $8)		8

Total Investment Securities (cost $509) #		$391

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $10.
#

Aggregate cost for federal income tax purposes is $509. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16 and $134, respectively. Net unrealized depreciation for tax purposes is $118.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$383	$8	$—	$391

The notes to the financial statements are an integral part of this report.

1

Transamerica Premier Institutional Equity Fund

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.6%)
Aerospace & Defense (4.6%)
Boeing Co.	20,000	$712
Raytheon Co.	58,000	2,259
Air Freight & Logistics (2.1%)
Expeditors International of Washington, Inc.	47,000	1,330
Auto Components (4.7%)
BorgWarner, Inc.	68,500	1,391
Johnson Controls, Inc.	130,000	1,560
Biotechnology (5.7%)
Gilead Sciences, Inc. ‡	77,300	3,581
Capital Markets (5.4%)
Charles Schwab Corp.	114,965	1,782
T. Rowe Price Group, Inc.	55,000	1,587
Chemicals (12.5%)
Ecolab, Inc.	40,000	1,389
Praxair, Inc.	56,000	3,769
Sigma-Aldrich Corp.	70,000	2,645
Commercial Banks (2.4%)
Wells Fargo & Co.	105,000	1,495
Communications Equipment (8.6%)
Cisco Systems, Inc. ‡	90,000	1,509
Qualcomm, Inc.	100,000	3,891
Computers & Peripherals (9.4%)
Apple, Inc. ‡	35,100	3,691
Hewlett-Packard Co.	20,000	641
International Business Machines Corp.	16,400	1,589
Construction & Engineering (2.2%)
Jacobs Engineering Group, Inc. ‡	35,000	1,353
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	67,000	1,688
Electrical Equipment (1.9%)
Emerson Electric Co.	42,000	1,200
Electronic Equipment & Instruments (1.2%)
Tyco Electronics, Ltd.	66,825	738
Food & Staples Retailing (2.0%)
Wal-Mart Stores, Inc.	24,000	1,250
Health Care Equipment & Supplies (5.9%)
Becton Dickinson & Co.	37,000	2,488
Varian Medical Systems, Inc. ‡	40,020	1,218
Industrial Conglomerates (2.5%)
General Electric Co.	155,000	1,567
Internet & Catalog Retail (7.3%)
Amazon.com, Inc. ‡	62,000	4,552
Internet Software & Services (4.8%)
Google, Inc. -Class A ‡	8,700	3,028
IT Services (2.3%)
Automatic Data Processing, Inc.	40,620	1,428
Machinery (4.0%)
Caterpillar, Inc.	30,920	865
PACCAR, Inc.	64,000	1,648
Media (1.9%)
Walt Disney Co.	66,000	1,199
Pharmaceuticals (2.7%)
Allergan, Inc.	16,000	764
Teva Pharmaceutical Industries, Ltd. ADR	20,000	901
Road & Rail (2.8%)
Union Pacific Corp.	42,000	1,727
Total Common Stocks (cost $86,177)		62,435

	Principal
REPURCHASE AGREEMENT (0.2%)
State Street Repurchase Agreement
0.01%, dated 03/31/2009, to be repurchased at $119 on 04/01/2009 •	$119	119
Total Repurchase Agreement (cost $119)		119

Total Investment Securities (cost $86,296) #		$62,554

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $122.
#

Aggregate cost for federal income tax purposes is $86,296. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,291 and $25,033, respectively. Net unrealized depreciation for tax purposes is $23,742.

DEFINITION:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities			Total Investments in Securities
Level 1	Level 2	Level 3
$62,435	$119	$—	$62,554

The notes to the financial statements are an integral part of this report.

1

Transamerica Premier Institutional Small Cap Value Fund

SCHEDULE OF INVESTMENTS

At March 31, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.9%)
Auto Components (1.3%)
Tenneco, Inc. ‡	27,025	$44
Chemicals (6.0%)
Intrepid Potash, Inc. ‡	4,845	89
Terra Industries, Inc.	4,370	123
Commercial Banks (4.7%)
Bank of Hawaii Corp.	2,470	81
City National Corp.	2,445	83
Commercial Services & Supplies (1.2%)
Energysolutions, Inc.	4,800	42
Communications Equipment (8.7%)
Arris Group, Inc. ‡	22,800	168
Harmonic Lightwaves, Inc. ‡	21,293	138
Electric Utilities (3.0%)
NV Energy, Inc.	7,355	69
Portland General Electric Co.	1,965	35
Electrical Equipment (2.7%)
General Cable Corp. ‡	4,755	94
Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc. ‡	2,800	46
Superior Energy Services, Inc. ‡	3,807	50
Health Care Equipment & Supplies (2.8%)
West Pharmaceutical Services, Inc.	2,945	97
Health Care Providers & Services (1.9%)
Mednax, Inc. ‡	2,300	68
Health Care Technology (3.4%)
Allscripts-Misys Healthcare Solutions, Inc.	11,455	118
Hotels, Restaurants & Leisure (5.8%)
Cheesecake Factory ‡	7,760	90
Penn National Gaming, Inc. ‡	2,000	48
PF Chang’s China Bistro, Inc. ‡	3,020	69
Internet Software & Services (2.8%)
Valueclick, Inc. ‡	11,400	97
IT Services (2.6%)
NeuStar, Inc. -Class A ‡	5,403	91
Leisure Equipment & Products (1.6%)
Pool Corp.	4,165	56
Life Sciences Tools & Services (4.8%)
Charles River Laboratories International, Inc. ‡	6,285	171
Machinery (4.3%)
Clarcor, Inc.	3,360	85
Titan International, Inc.	12,700	64
Media (2.5%)
Lamar Advertising Co. -Class A ‡	8,815	86
Oil, Gas & Consumable Fuels (1.8%)
Comstock Resources, Inc. ‡	2,130	63
Pharmaceuticals (3.1%)
Sepracor, Inc. ‡	7,460	109
Professional Services (4.2%)
FTI Consulting, Inc. ‡	3,000	148
Real Estate Investment Trusts (14.9%)
Capstead Mortgage Corp.	22,100	237
Omega Healthcare Investors, Inc.	10,880	153
Potlatch Corp.	5,665	131
Real Estate Management & Development (1.1%)
St Joe Co. ‡	2,270	38
Road & Rail (1.3%)
Kansas City Southern ‡	3,605	46
Software (5.0%)
Macrovision Solutions Corp. ‡	9,932	177
Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc. ‡	2,975	28
Trading Companies & Distributors (1.9%)
WESCO International, Inc. ‡	3,700	67
Total Common Stocks (cost $3,933)		3,399

	Principal
REPURCHASE AGREEMENT (2.5%)
State Street Repurchase Agreement
0.01%, dated 03/31/2009, to be repurchased at $89 on 04/01/2009 •	$89	89
Total Repurchase Agreement (cost $89)		89

Total Investment Securities (cost $4,022) #		$3,488

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.00%, a maturity date of 09/15/2024, and with a market value plus accrued interest of $93.
#

Aggregate cost for federal income tax purposes is $4,022. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $268 and $802, respectively. Net unrealized depreciation for tax purposes is $534.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities			Total Investments in Securities
Level 1	Level 2	Level 3
$3,399	$89	$—	$3,488

The notes to the financial statements are an integral part of this report.

1

Notes to Schedules of Investments

At March 31, 2009

(unaudited)

Security Valuations: The Transamerica Premier Funds (the “Funds”) value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET each day the NYSE is open for the business. Investments traded on an exchange are valued at the last sale price or closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted sale bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates fair value.

As permitted under Rule 2a-7 of the 1940 Act, the Cash Reserve Fund values its securities at amortized cost, which with accrued interest approximates fair value.

The Funds value their investment securities at fair value based upon procedures approved by the Board of Directors on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments. Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair value as determined in good faith by the Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee, under the supervision of the Board of Directors.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of March 31, 2009, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Funds’ Schedule of Investments.

Repurchase Agreements : The Funds are authorized to enter into repurchase agreements. The Funds, through their custodian, State Street Bank & Trust Company (“State Street”), receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REIT’s. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Treasury Inflation-Protected Securities (“TIPS”): The Funds may invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

1

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)   The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INVESTORS, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	May 27, 2009

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	May 27, 2009